Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2019
Approval of Consolidated Financial Statements
Approval of Consolidated Financial Statements	Note 31. Approval of Consolidated Financial Statements These consolidated financial statements were approved by the Board of Directors and authorized for issue on May 11, 2020.